CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total		Private Placement	Second Private Placement	Total Parent's / Owners' Equity		Total Parent's / Owners' Equity Private Placement	Total Parent's / Owners' Equity Second Private Placement	Share Capital		Share Capital Private Placement	Share Capital Second Private Placement	Contributed/Additional Paid-in Capital		Contributed/Additional Paid-in Capital Private Placement	[2]	Contributed/Additional Paid-in Capital Second Private Placement	[2]	Retained (Deficit) / Earnings		Non- controlling Interest
Shares outstanding, beginning of period (in shares) at Dec. 31, 2021	[1]									1,010,000
Balance at beginning of the period at Dec. 31, 2021	[1]	$ 743,055				$ 568,557				$ 1,010				$ 779,852	[2]					$ (212,305)		$ 174,498
Increase (Decrease) in Stockholders' Equity
Net income		23,244	[3],[4]			15,038														15,038		8,206
Share based contribution, net of share based payments		238				238								238	[2]
Deconsolidation of lessor VIEs		(115,412)																				(115,412)
Shares outstanding, end of period (in shares) at Jun. 30, 2022	[1]									1,010,000
Balance at end of the period at Jun. 30, 2022	[1]	651,125				583,833				$ 1,010				780,090	[2]					(197,267)		67,292
Shares outstanding, beginning of period (in shares) at Jan. 26, 2022										10,000
Balance at beginning of the period at Jan. 26, 2022		67,302				10				$ 10				0	[2]					0		67,292
Increase (Decrease) in Stockholders' Equity
Net income	[3],[4]	87,500
Shares outstanding, end of period (in shares) at Dec. 31, 2022	[1]									53,688,462
Balance at end of the period at Dec. 31, 2022	[1]	715,513				646,557				$ 53,688				507,127	[2]					85,742		68,956
Shares outstanding, beginning of period (in shares) at Jan. 27, 2022	[1]									10,000
Balance at beginning of the period at Jan. 27, 2022	[1]	10				10				$ 10				0	[2]					0		0
Increase (Decrease) in Stockholders' Equity
Issuance of shares (in shares)												27,500,000	13,678,462
Issuance of shares				$ 266,653	$ 165,982			$ 266,653	$ 165,982			$ 27,500	$ 13,678			$ 239,153		$ 152,304
Issuance of shares to Golar (in shares)										12,500,000
Issuance of shares to Golar		127,850				127,850				$ 12,500				115,350	[2]
Recognition of non-controlling interest upon acquisition	[5]	67,292																				67,292
Fair value adjustment in relation to acquisition		(94)																				(94)
Net income		87,500				85,742														85,742		1,758
Share based contribution, net of share based payments		320				320								320	[2]
Shares outstanding, end of period (in shares) at Dec. 31, 2022	[1]									53,688,462
Balance at end of the period at Dec. 31, 2022	[1]	715,513				646,557				$ 53,688				507,127	[2]					85,742		68,956
Increase (Decrease) in Stockholders' Equity
Cancellation of Parents' equity (in shares)	[5]									(1,000,000)
Cancellation of Parent's equity	[5]	(583,823)				(583,823)				$ (1,000)				(780,090)	[2]					197,267
Net income		176,363	[3],[4]			174,729														174,729		1,634
Share based contribution, net of share based payments		$ 2,215				2,215								2,215	[2]
Restricted stock units (in shares)		14,384								14,384
Restricted stock units		$ 0				0				$ 15				(15)	[2]
Dividends		$ (87,511)				(87,511)														(87,511)
Shares outstanding, end of period (in shares) at Dec. 31, 2023		53,702,846								53,702,846	[6]
Balance at end of the period at Dec. 31, 2023		$ 806,580	[1]			735,990	[6]			$ 53,703	[6]			509,327	[1],[2],[7]					172,960	[1]	70,590	[6]
Increase (Decrease) in Stockholders' Equity
Net income		100,800	[4],[8]			98,142														98,142		2,658
Share based contribution, net of share based payments		$ 1,672				1,672								1,672	[7]
Restricted stock units (in shares)		23,872								23,872
Restricted stock units		$ 0				0				$ 24				(24)	[7]
Deconsolidation of lessor VIEs	[9]	(73,248)																				(73,248)
Forfeitures of share based compensation		(195)				(195)								(195)	[7]
Dividends		$ (74,109)				(74,109)														(74,109)
Shares outstanding, end of period (in shares) at Dec. 31, 2024		53,726,718								53,726,718	[6]
Balance at end of the period at Dec. 31, 2024	[6]	$ 761,500				$ 761,500				$ 53,727				$ 510,780	[7]					$ 196,993		$ 0

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Contributed / additional paid-in capital refers to the amounts of capital contributed or paid-in over and above the par value of the Company’s issued share capital.
[3]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[4]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[5]	Represents cancellation of Parent's aggregated equity, upon disposal of entities to CoolCo pursuant to the Vessel SPA and ManCo SPA, previously presented on a combined carve-out basis during the Predecessor period.
[6]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[7]	Additional paid-in capital refers to the amounts of capital contributed or paid-in over and above the par value of the Company’s issued share capital.
[8]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[9]	On November 14, 2024, the Company exercised its options-- to repurchase Kool Ice and Kool Kelvin. After exercising the repurchase options, the Company no longer held a variable interest in the lessor SPVs and therefore the Company deconsolidated the lessor SPVs from its financial results. As a result, the equity attributable to lessor SPVs amounting to $73.2 million included within non-controlling interests has been deconsolidated.